Other Non-Current Assets (Details)	1 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)
Other Non-current Assets (Textual)
Other non-current assets		$ 143,534	$ 4,609,440
Kunyuan Hengtong [Member]
Other Non-current Assets (Textual)
Total cash investment amount	$ 4,609,440
Limited partnership incorporate date	Jul. 07, 2017
Percentage of exchange for equity interest	20.00%
Kunyuan Hengtong [Member] | RMB [Member]
Other Non-current Assets (Textual)
Total cash investment amount | ¥				¥ 30,000,000